PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT
	December 31,
	2024	2023

Computers	28	31
Furniture and office equipment	21	21
Machines	214	214
Vehicles	29	29
	292	295
Less - accumulated depreciation	(244)	(228)
Total property and equipment, net	48	67